Operating segment information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	¥ 10,579,609	¥ 8,751,259	¥ 5,772,948
Gross profit	6,335,211	5,516,579	3,694,969
Income/(Loss) from operations	(465,506)	(1,076,593)	(109,228)
Advertising and subscription business [Member]
Revenue	4,074,218	3,922,158	3,432,986
Gross profit	3,414,173	3,076,332	2,542,534
Income/(Loss) from operations	666,257	444,564	592,611
Transaction services business [Member]
Revenue	5,370,871	3,872,244	1,551,676
Gross profit	2,318,790	1,902,614	668,238
Income/(Loss) from operations	(838,477)	(1,525,073)	(848,267)
Digital marketing solutions business [Member]
Revenue	1,134,520	956,857	788,286
Gross profit	602,248	537,633	484,197
Income/(Loss) from operations	¥ (293,286)	¥ 3,916	¥ 146,428